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ALLISON M. FUMAI

allison.fumai@dechert.com
+1 212 698 3526 Direct +1 698 698 3599 Fax

March 2, 2021

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	Tekla World Healthcare Fund (the “Fund”)

Registration Statement on Form N-2 (1933 Act File No. 333-251975; 1940 Act File No. 811-23037

Ladies and Gentlemen,

On behalf of the Fund, transmitted herewith is a copy of Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of the Fund’s shares of beneficial interest, par value $0.01 per share (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the “Offer”). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai

Allison M. Fumai